Capital Stock	12 Months Ended
Dec. 31, 2017
Stockholders' Equity Note [Abstract]
Capital Stock
Capital Stock

SFC has two classes of authorized capital stock: special stock and common stock. SFC may issue special stock in series. The SFC board of directors determines the dividend, liquidation, redemption, conversion, voting and other rights prior to issuance.

Par value and shares authorized at December 31, 2017 were as follows:

	Special Stock	Common Stock

Par value	$—	$0.50
Shares authorized	25,000,000	25,000,000

Shares issued and outstanding were as follows:

	Special Stock		Common Stock
December 31,	2017	2016	2017	2016

Shares issued and outstanding	—	—	10,160,021	10,160,021

During 2016, SFC received capital contributions from SFI totaling $10 million to satisfy interest payments required by SFC’s junior subordinated debenture in respect of SFC’s junior subordinated debt.